Net Investment Income (Details) - Schedule of net investment income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Net Investment Income [Abstract]
Interest income	$ 20,381	$ 14,049	$ 12,169
Dividends from equities at FVTOCI	144	78	128
Dividends from equities at FVTPL	571	705	562
Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI	(619)	(88)	(411)
Realized (loss) gain on sale of FVTPL equities and mutual funds	(86)	396	1,599
Unrealized gains and losses on investments
Unrealized (loss) gain on revaluation of financial assets at FVTPL	(2,950)	3,089	(241)
Gains and losses from investments in properties
Realized loss on sale of investment properties	(107)	(8)	(213)
Fair value loss on investment properties (see note 12)	(574)	(1,300)	(2,007)
Rental income	156	163	190
Impairment and expected credit losses on investments
Reversal (charge) of expected credit loss on financial assets at FVOCI	138	(114)	(135)
Expected credit loss on financial assets at amortized cost	(166)	(66)	(129)
Investments custodian fees and other investments expenses	(524)	(870)	(1,545)
Net Investment income	$ 16,364	$ 16,034	$ 9,967